SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2023
Accounting Policies [Abstract]
Schedule of anti-dilutive shares

	October 31, 2023	October 31, 2022
Series A Preferred Stock Payable	1,020,062,029	89,095,509
Third party convertible debt	-	17,607,000
Total	1,020,062,029	106,702,909

Schedule of liabilities measured at fair value

Description	Level 1	Level 2	Level 3	Total Gains
Derivative	$-	$-	$247,034	$73,670
Total	$-	$-	$247,034	$73,670